Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
2023 Pay Versus Performance Disclosure

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2)	Value of Initial Fixed $100 Investment Based On:		Net Income (in $ '000)	Revenue (in $ '000) (5)
					Total Stockholder Return(4)	Peer Group Total Stockholder Return(4)
2023	7,500,450	(2,219,853)	2,215,233	(607,303)	98.43	172.82	34,329	2,976,528
2022	7,424,905	8,059,218	2,636,004	2,906,092	297.90	236.28	93,779	3,110,279
2021	7,361,336	4,432,838	2,614,452	1,155,059	295.06	249.34	169,170	1,963,865
2020	4,079,710	22,873,251	1,726,006	12,553,361	335.60	332.88	140,322	1,459,271

(1)
The amounts reported for Mr. Lando (our Chief Executive Officer) for each corresponding year are the amounts reported in the “Total” column of the Summary Compensation Table.  Refer to the Executive Compensation Tables – Summary Compensation Table.

(2)
SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “Pay Versus Performance” table above. The following table details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the named executive officers other than the CEO). The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid in 2023	Compensation Actually Paid to PEO	Average Compensation Actually Paid to non-PEO NEOs
Summary Compensation Table Total	7,500,450	2,215,233
Less, value of Stock Awards reported in Summary Compensation Table	(6,558,293)	(1,724,910)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	1,834,092	482,414
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(3,474,041)	(1,072,755)
Plus, fair value as of vesting date of equity awards granted and vested in the year	374,703	98,442
Plus (less), change in fair value from last day of prior year to vesting date of equity awards granted in prior years that vested in the year	(1,896,764)	(605,727)
Compensation Actually Paid	(2,219,853)	(607,303)

(3)
The dollar amounts represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Lando) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes are as follows: in 2023, Ronen Faier, Uri Bechor, Rachel Prishkolnik, Yoav Galin and Meir Adest and in 2022, 2021 and 2020, Ronen Faier, Uri Bechor, Rachel Prishkolnik and Yoav Galin.

(4)	TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019. The peer group TSR represents TSR of the Invesco Solar ETF index.

(5)	Represents total annual revenue.

Description of Certain Relationships of Information Presented in the Pay Versus Performance Table

As described in more detail in the Compensation Discussion & Analysis, the Company’s executive compensation program promotes stockholder interests by aligning compensation with our business objectives, including by introducing long term incentives with long term performance goals. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance Table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with “compensation actually paid.” In accordance with SEC rules, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Company vs Peer Group TSR and Compensation Actually Paid

Compensation Actually Paid vs Net Income

Compensation Actually Paid vs Revenue

Financial Performance Measures

As described in greater detail in the Compensation Discussion and Analysis, the Company’s executive compensation program promotes stockholder interests by aligning compensation with our business objectives, including by introducing long term incentives with long term performance goals. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

Company Selected Measure Name		revenue
Named Executive Officers, Footnote		SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “Pay Versus Performance” table above. The following table details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the named executive officers other than the CEO). The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
Peer Group Issuers, Footnote		TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019. The peer group TSR represents TSR of the Invesco Solar ETF index.
PEO Total Compensation Amount	[1]	$ 7,500,450	$ 7,424,905	$ 7,361,336	$ 4,079,710
PEO Actually Paid Compensation Amount	[2]	$ (2,219,853)	8,059,218	4,432,838	22,873,251
Adjustment To PEO Compensation, Footnote
Compensation Actually Paid in 2023	Compensation Actually Paid to PEO	Average Compensation Actually Paid to non-PEO NEOs
Summary Compensation Table Total	7,500,450	2,215,233
Less, value of Stock Awards reported in Summary Compensation Table	(6,558,293)	(1,724,910)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	1,834,092	482,414
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(3,474,041)	(1,072,755)
Plus, fair value as of vesting date of equity awards granted and vested in the year	374,703	98,442
Plus (less), change in fair value from last day of prior year to vesting date of equity awards granted in prior years that vested in the year	(1,896,764)	(605,727)
Compensation Actually Paid	(2,219,853)	(607,303)

Non-PEO NEO Average Total Compensation Amount	[3]	$ 2,215,233	2,636,004	2,614,452	1,726,006
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ (607,303)	2,906,092	1,155,059	12,553,361
Adjustment to Non-PEO NEO Compensation Footnote
Compensation Actually Paid in 2023	Compensation Actually Paid to PEO	Average Compensation Actually Paid to non-PEO NEOs
Summary Compensation Table Total	7,500,450	2,215,233
Less, value of Stock Awards reported in Summary Compensation Table	(6,558,293)	(1,724,910)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	1,834,092	482,414
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(3,474,041)	(1,072,755)
Plus, fair value as of vesting date of equity awards granted and vested in the year	374,703	98,442
Plus (less), change in fair value from last day of prior year to vesting date of equity awards granted in prior years that vested in the year	(1,896,764)	(605,727)
Compensation Actually Paid	(2,219,853)	(607,303)

(3)
The dollar amounts represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Lando) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes are as follows: in 2023, Ronen Faier, Uri Bechor, Rachel Prishkolnik, Yoav Galin and Meir Adest and in 2022, 2021 and 2020, Ronen Faier, Uri Bechor, Rachel Prishkolnik and Yoav Galin.

Equity Valuation Assumption Difference, Footnote		the Company’s executive compensation program promotes stockholder interests by aligning compensation with our business objectives, including by introducing long term incentives with long term performance goals. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance Table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with “compensation actually paid.”
Compensation Actually Paid vs. Total Shareholder Return		Company vs Peer Group TSR and Compensation Actually Paid
Compensation Actually Paid vs. Net Income		Compensation Actually Paid vs Net Income
Compensation Actually Paid vs. Company Selected Measure		Compensation Actually Paid vs Revenue
Tabular List, Table
Financial Performance Measures

As described in greater detail in the Compensation Discussion and Analysis, the Company’s executive compensation program promotes stockholder interests by aligning compensation with our business objectives, including by introducing long term incentives with long term performance goals. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

Total Shareholder Return Amount	[4]	$ 98.43	297.9	295.06	335.6
Peer Group Total Shareholder Return Amount	[4]	172.82	236.28	249.34	332.88
Net Income (Loss)		$ 34,329,000	$ 93,779,000	$ 169,170,000	$ 140,322,000
Company Selected Measure Amount	[5]	2,976,528,000	3,110,279,000	1,963,865,000	1,459,271,000
PEO Name		Mr. Lando
Additional 402(v) Disclosure		The amounts reported for Mr. Lando (our Chief Executive Officer) for each corresponding year are the amounts reported in the “Total” column of the Summary Compensation Table. Refer to the Executive Compensation Tables – Summary Compensation Table.
Measure:: 1
Pay vs Performance Disclosure
Name		revenues
Measure:: 2
Pay vs Performance Disclosure
Name		gross margins
Measure:: 3
Pay vs Performance Disclosure
Name		profitability
Principal Executive Officer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 7,500,450
PEO Actually Paid Compensation Amount		(2,219,853)
Principal Executive Officer [Member] | Value Of Stock Awards Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,558,293)
Principal Executive Officer [Member] | Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,834,092
Principal Executive Officer [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,474,041)
Principal Executive Officer [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		374,703
Principal Executive Officer [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,896,764)
Non Principal Executive Officer And Non Executive Officer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		2,215,233
PEO Actually Paid Compensation Amount		(607,303)
Non Principal Executive Officer And Non Executive Officer [Member] | Value Of Stock Awards Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,724,910)
Non Principal Executive Officer And Non Executive Officer [Member] | Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		482,414
Non Principal Executive Officer And Non Executive Officer [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,072,755)
Non Principal Executive Officer And Non Executive Officer [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		98,442
Non Principal Executive Officer And Non Executive Officer [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (605,727)

[1]	The amounts reported for Mr. Lando (our Chief Executive Officer) for each corresponding year are the amounts reported in the “Total” column of the Summary Compensation Table. Refer to the Executive Compensation Tables – Summary Compensation Table.
[2]	SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “Pay Versus Performance” table above. The following table details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the named executive officers other than the CEO). The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
[3]	The dollar amounts represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Lando) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes are as follows: in 2023, Ronen Faier, Uri Bechor, Rachel Prishkolnik, Yoav Galin and Meir Adest and in 2022, 2021 and 2020, Ronen Faier, Uri Bechor, Rachel Prishkolnik and Yoav Galin.
[4]	TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019. The peer group TSR represents TSR of the Invesco Solar ETF index.
[5]	Represents total annual revenue.